Revenue	12 Months Ended
Dec. 31, 2025
Disclosure of Revenue [Abstract]
Revenue [Text Block]

22.  Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Silver
Sales revenue	$61,769	$62,052
Derivative pricing adjustments	453	326
	62,222	62,378
Zinc
Sales revenue	$11,883	$37,878
Derivative pricing adjustments	155	986
	12,038	38,864
Lead
Sales revenue	$8,487	$18,208
Derivative pricing adjustments	(168)	(1)
	8,319	18,207
Other by-products
Sales revenue	$353	$1,060
Derivative pricing adjustments	89	342
	442	1,402

Total sales revenue	$82,492	$119,198
Total derivative pricing adjustments	529	1,653
Gross revenue	$83,021	$120,851
Proceeds before intended use	44,781	3,678
Treatment and selling costs	(9,868)	(24,341)
	$117,934	$100,188

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 27).

Proceeds before intended use represent net revenues recognized on sale of silver-copper concentrate mined from the EC120 Project at the Cosalá Operations as it progresses toward commercial production declaration. Sales revenue from silver and copper were approximately $39.5 million and $8.5 million, respectively, net of treatment and selling costs.